FINANCIAL INSTRUMENTS (Narrative) (Details) $ in Thousands, kr in Millions	1 Months Ended	2 Months Ended	6 Months Ended
	Feb. 28, 2021 numberOfDrillingUnits	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) drillingRig	Jun. 30, 2020	Aug. 26, 2021 USD ($)	Jun. 30, 2021 NOK (kr)
Fair value | Fair Value, Measurements, Recurring
Derivative [Line Items]
Face value of bonds		$ 9,431	$ 8,293
Face value of bonds		9,431	$ 8,293
Number of drilling units | drillingRig			2
Loans to related parties - associated companies, long-term		123,910	$ 125,000
SFL Hercules and Riverbox Holding
Derivative [Line Items]
Loans to related parties - associated companies, long-term		123,900	125,200
Financial Guarantee
Derivative [Line Items]
Amount guaranteed by Ship Finance		$ 83,100	$ 83,100
Financial Guarantee | Subsequent Event
Derivative [Line Items]
Amount guaranteed by Ship Finance					$ 83,000
West Linus and West Hercules
Derivative [Line Items]
Number of drilling units | numberOfDrillingUnits	2
SFL Hercules Ltd (“SFL Hercules”) | Financial Guarantee | Subsequent Event
Derivative [Line Items]
Cash contribution					5,000
Seadrill | Financial Guarantee | Subsequent Event
Derivative [Line Items]
Accounts Payable					$ 3,000
Minimum | West Linus and West Hercules
Derivative [Line Items]
Expected revenue to be collected under existing charter agreements (as percentage)	65.00%	65.00%
Maximum | West Linus and West Hercules
Derivative [Line Items]
Expected revenue to be collected under existing charter agreements (as percentage)	75.00%	75.00%
Customer Concentration Risk | Sales Revenue, Net | Associated Companies
Derivative [Line Items]
Concentration risk, percentage			13.00%	18.00%
Significant Other Observable Inputs (Level 2) | Fair value | Fair Value, Measurements, Recurring
Derivative [Line Items]
Face value of bonds		$ 4,800	$ 3,673
NOK700 million senior unsecured floating rate bonds due 2023
Derivative [Line Items]
Principal debt amount | kr						kr 700
NOK700 million senior unsecured floating rate bonds due 2024
Derivative [Line Items]
Principal debt amount | kr						kr 700
Interest rate swaps
Derivative [Line Items]
Derivative, notional amount		$ 900,000	$ 900,000